Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 2,739	$ 5,014
Short-term bank deposits	8,714	6,102
Marketable securities	4,352	5,878
Accounts receivable, net:
Trade	2,130	1,239
Other	560	843
Prepaid expenses	209	347
Inventories	4	4
Total current assets	18,708	19,427
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities - available-for-sale	105	544
Long-term bank deposits	98	101
Severance pay fund	1,439	1,642
Deferred income taxes	34	32
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	164	202
GOODWILL	5,430	5,430
Total assets	25,978	27,378
Accounts payable and accruals:
Trade	147	113
Other	1,501	837
Deferred revenues	1,788	3,556
Total current liabilities	3,436	4,506
LONG-TERM LIABILITIES:
Deferred revenues	43	138
Employees’ rights upon retirement	1,517	1,712
Total liabilities	4,996	6,356
Commitments and contingencies	0	0
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares at December 31, 2018 and 2017; Issued: 21,660,010 shares at December 31, 2018 and 2017; Outstanding: 19,439,218 and 19,307,418 shares at December 31, 2018 and 2017, respectively	54	54
Additional paid-in capital	26,404	26,180
Accumulated other comprehensive loss	(877)	(804)
Accumulated deficit	(3,084)	(2,854)
Treasury shares - 2,220,792 and 2,352,592 shares at December 31, 2018 and 2017, respectively	(1,515)	(1,554)
Total shareholders' equity	20,982	21,022
Total liabilities and shareholders' equity	$ 25,978	$ 27,378